August 1, 2012 Technology Issue - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Technology Related Issues Line Items
Trading losses	$ 457.6
Legal and professional fees included in professional fees	$ 7.0